Allowance for Loan Losses, Class of Aging Analysis Recorded Investment in Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3,201,212	$ 3,440,969
Current	198,166,171	189,591,389
Ending balance	201,367,383	193,032,358
Recorded Investment > 90 Days and Accruing	$ 37,488	$ 53,184
Total Past Due	1.59%	1.78%
Current	98.41%	98.22%
Total Financing Receivables	100.00%	100.00%
Past Due, Non-accruals	$ 892,988	$ 2,480,639
Current, Non-accruals	299,913	508,310
Total Financing Receivables, Non-accruals	1,192,901	2,988,949
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,033,854	$ 828,514
Total Past Due	0.51%	0.43%
Past Due, Non-accruals	$ 62,070	$ 314,033
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,348,455	$ 449,329
Total Past Due	0.67%	0.23%
Past Due, Non-accruals	$ 49,503	$ 56,664
90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 818,903	$ 2,163,126
Total Past Due	0.41%	1.12%
Past Due, Non-accruals	$ 781,415	$ 2,109,942
Real Estate [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	94,736
Current	9,669,380	9,966,513
Ending balance	9,669,380	10,061,249
Recorded Investment > 90 Days and Accruing	0	0
Past Due, Non-accruals	0	0
Current, Non-accruals	0	0
Total Financing Receivables, Non-accruals	0	0
Real Estate [Member] | Construction and Land Development [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	94,736
Past Due, Non-accruals	0	0
Real Estate [Member] | Construction and Land Development [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Past Due, Non-accruals	0	0
Real Estate [Member] | Construction and Land Development [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Past Due, Non-accruals	0	0
Real Estate [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,085,412	809,982
Current	42,745,277	41,014,824
Ending balance	43,830,689	41,824,806
Recorded Investment > 90 Days and Accruing	0	0
Past Due, Non-accruals	277,572	391,672
Current, Non-accruals	248,468	112,752
Total Financing Receivables, Non-accruals	526,040	504,424
Real Estate [Member] | Residential, 1-4 Families [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	412,158	362,406
Past Due, Non-accruals	0	162,027
Real Estate [Member] | Residential, 1-4 Families [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	395,682	274,595
Past Due, Non-accruals	0	56,664
Real Estate [Member] | Residential, 1-4 Families [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	277,572	172,981
Past Due, Non-accruals	277,572	172,981
Real Estate [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	928,814	907,108
Current	81,666,822	73,368,685
Ending balance	82,595,636	74,275,793
Recorded Investment > 90 Days and Accruing	3,502	0
Past Due, Non-accruals	428,994	797,049
Current, Non-accruals	51,445	395,558
Total Financing Receivables, Non-accruals	480,439	1,192,607
Real Estate [Member] | Nonfarm, Nonresidential [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	487,300	137,733
Past Due, Non-accruals	62,070	133,147
Real Estate [Member] | Nonfarm, Nonresidential [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	120,590	105,473
Past Due, Non-accruals	49,503	0
Real Estate [Member] | Nonfarm, Nonresidential [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	320,924	663,902
Past Due, Non-accruals	317,421	663,902
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,014,382	1,356,157
Current	50,916,488	55,246,268
Ending balance	51,930,870	56,602,425
Recorded Investment > 90 Days and Accruing	7,866	0
Past Due, Non-accruals	185,300	1,290,796
Current, Non-accruals	0	0
Total Financing Receivables, Non-accruals	185,300	1,290,796
Commercial and Industrial [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	72,259	63,744
Past Due, Non-accruals	0	18,859
Commercial and Industrial [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	748,958	20,476
Past Due, Non-accruals	0	0
Commercial and Industrial [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193,165	1,271,937
Past Due, Non-accruals	185,300	1,271,937
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	161,519	272,986
Current	4,370,660	4,724,037
Ending balance	4,532,179	4,997,023
Recorded Investment > 90 Days and Accruing	26,120	53,184
Past Due, Non-accruals	1,122	1,122
Current, Non-accruals	0	0
Total Financing Receivables, Non-accruals	1,122	1,122
Consumer [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	62,137	169,895
Past Due, Non-accruals	0	0
Consumer [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	72,140	48,785
Past Due, Non-accruals	0	0
Consumer [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27,242	54,306
Past Due, Non-accruals	1,122	1,122
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11,085	0
Current	8,797,544	5,271,062
Ending balance	8,808,629	5,271,062
Recorded Investment > 90 Days and Accruing	0	0
Past Due, Non-accruals	0	0
Current, Non-accruals	0	0
Total Financing Receivables, Non-accruals	0	0
Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Past Due, Non-accruals	0	0
Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11,085	0
Past Due, Non-accruals	0	0
Other [Member] | 90 Days Plus Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Past Due, Non-accruals	$ 0	$ 0